Note 11 - Line of Credit (Detail)	12 Months Ended						12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Line of Credit Maturing on May 20, 2013 [Member] Dongguan Commercial Bank Line of Credit [Member] USD ($)	Dec. 31, 2012 Line of Credit Maturing on May 20, 2013 [Member] Dongguan Commercial Bank Line of Credit [Member] CNY	Dec. 31, 2012 Line of Credit Maturing November 20, 2013 [Member] Dongguan Commercial Bank Line of Credit [Member] USD ($)	Dec. 31, 2012 Line of Credit Maturing November 20, 2013 [Member] Dongguan Commercial Bank Line of Credit [Member] CNY	Dec. 31, 2012 California Bank Line of Credit [Member] USD ($)	Dec. 31, 2012 Dongguan Commercial Bank Line of Credit [Member] USD ($)	Dec. 31, 2012 Dongguan Commercial Bank Line of Credit [Member] CNY	Dec. 31, 2012 Hong Kong Commercial Bank [Member] USD ($)
Line of Credit Facility, Maximum Borrowing Capacity							$ 5,000,000	$ 3,181,927	20,000,000	$ 8,000,000
Line of Credit Facility, Interest Rate at Period End			6.94%	6.94%	6.60%	6.60%	4.50%			4.25%
Line of Credit Facility, Collateral							secured by all of assets of Diamond Bar Outdoors, Inc., a subsidiary of Nova Lifestyle and guaranteed by Nova Lifestyle			secured by assignment of Sinosure (China Export and Credit Insurance Company) credit insurance
Line of Credit Facility, Amount Outstanding			1,113,674	7,000,000	531,891	3,340,000	3,283,613	1,645,565	10,340,000	1,600,000
Interest Paid	$ 121,403	$ 0					$ 71,539	$ 43,575	275,069
Line of Credit Facility, Covenant Terms							(i) maintain a minimum tangible net worth of not less than $3 million; (ii) maintain a current ratio in excess of 1.25 to 1.00; and (iii) maintain a ratio of debt to tangible net worth not in excess of 3.500 to 1.000; (iv) the pre-tax income must benot less than 0.5% of total revenue quarterly. As of December 31, 2012, Diamond Bar was in compliance with all the covenants			(i) Total outstanding under working capital advance shall not exceed the lesser of (a) the credit commitment of $8,000,000, (b) insurance claim limits and (c) borrowing base allowed of 80% advance rate against certain eligible accounts receivable; (ii) eligible account receivables are insured buyers by Sinosure assigned to Bank and within established insurance limit; (iii) the bank has an absolute right to exclude any portion of the accounts receivable from the aging report for computation of the borrowing base as it deems fit; (iv) in case the aggregate outstanding amount of credit facilities exceeds the available amount of facilities conferred by the aforesaid computation of borrowing base, the excess amount should be settled with 7 days by Nova Furniture Macao Commercial Offshore Limited; and. (v) the Company maintains a debt to tangible net worth ratio of not in excess of 3.0x for the fiscal year ended December 31, 2012. As of December 31, 2012, Nova Macao was in compliance with all the covenants
Line of Credit Facility, Interest Rate Description										requires monthly payment on the interest; the interest rate will be adjusted annually